FORM N-23c-3
NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3
1.	Investment Company Act File Number: 811-08050

Date of Notification: June 24, 2011

2.	Exact name of investment company as specified in registration statement:

THE ASIA TIGERS FUND, INC.

3.	Address of principal executive office:

345 Park Avenue New York, NY 10154

4.	Check one of the following:
A.	☑ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

BY:	/s/ BARBARA PIRES
Barbara Pires
TITLE:	Chief Compliance Officer, Vice President, and Assistant Secretary